Unaudited Condensed Consolidated Statements of Financial Position - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 1,129,646	$ 2,309,303
Trade and other receivables	5,166,397	5,330,181
Related party loans receivable	633,773	633,773
Inventories	5,278,678	5,897,651
Other current assets	1,158,308	999,160
TOTAL CURRENT ASSETS	13,366,802	15,170,068
NON-CURRENT ASSETS
Property, plant and equipment	15,488,883	15,646,308
Right-of-use asset	848,364	848,364
Deferred tax assets	34,270	34,270
Intangible assets	2,582,495	2,582,495
TOTAL NON-CURRENT ASSETS	18,954,012	19,111,437
TOTAL ASSETS	32,320,814	34,281,505
CURRENT LIABILITIES
Trade and other payables	9,157,652	12,744,630
Borrowings	6,861,536	6,472,136
Lease liability, current	89,109	89,109
Related party loans	6,381,389	5,880,571
Convertible note, net of discount		1,169,690
Warrant liabilities	180,918	180,918
Promissory note – related party, current		1,538,322
Employee benefits	157,652	150,799
TOTAL CURRENT LIABILITIES	22,828,256	28,226,175
NON-CURRENT LIABILITIES
Borrowings	3,855,525
Lease liability, non-current	713,235	713,235
Related party loans	493,557	688,059
TOTAL NON-CURRENT LIABILITIES	5,062,317	1,401,294
TOTAL LIABILITIES	27,890,573	29,627,469
NET ASSET	4,430,241	4,654,036
EQUITY
Share capital	4,353	4,029
Share premium	24,533,762	22,292,939
Foreign currency translation reserve		(19,969)
Accumulated losses	(21,740,270)	(19,247,033)
Total equity attributable to equity holders of the Company	2,797,845	3,029,966
Non-controlling interest	1,632,396	1,624,070
TOTAL EQUITY	$ 4,430,241	$ 4,654,036